Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2018 Segment
Significant Accounting Policies [Line Items]
Number of operating segments	4
Cash and cash equivalents original maturity period	three months or less
Current Assets and Current Liabilities [Member]
Significant Accounting Policies [Line Items]
Derivative financial instruments original maturity period	12 months
Non-Current Assets or Non-Current Liabilities [Member]
Significant Accounting Policies [Line Items]
Derivative financial instruments original maturity period	greater than 12 months